787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth

Portfolio and Allocation Moderate Portfolio, each a series of Seasons Series Trust

(File No. 811-07725)

Ladies and Gentlemen:

On behalf of each of the funds listed above (the “Portfolios”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Joint Meeting of Shareholders, a Joint Proxy Statement and a Form of Proxy to be used in connection with the Special Joint Meeting of Shareholders of the Portfolios to be held on July 12, 2016 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to each Portfolio. It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about May 6, 2016.

Please do not hesitate to contact me at (212) 728-8037 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

NEW YORK      WASHINGTON      HOUSTON      PARIS      LONDON      MILAN      ROME      FRANKFURT      BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP